Annual Total Returns - Communication Services Portfolio [BarChart] - 02.28 VIP Sector Funds Investor Combo PRO-20 - Communication Services Portfolio - VIP Communication Services Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.03%)
Annual Return 2012	20.00%
Annual Return 2013	21.27%
Annual Return 2014	3.48%
Annual Return 2015	2.38%
Annual Return 2016	22.69%
Annual Return 2017	1.89%
Annual Return 2018	(5.39%)
Annual Return 2019	32.95%
Annual Return 2020	35.40%